ORDINARY SHARES (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 11, 2019	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 23, 2019
Total consideration to share repurchase plan				$ 2,695	$ 251
Consideration received			$ 268
ADS
Authorized stock repurchase						$ 3,000
Repurchase of outstanding shares (in share)				2,461,599	242,990
Issuance of shares (in shares)			173,285
Number of ordinary shares represented in ADS	19,091,837
Ordinary Shares.
Repurchase of outstanding shares (in share)				4,923,198	485,980
Total consideration to share repurchase plan				$ 2,695	$ 251
Issuance of shares (in shares)	13,154,284	37,545,158	346,570
Number of ordinary shares represented in ADS	38,183,674
Consideration received			$ 898